Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Parke Bancorp Inc.
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 135,258	$ 123,539
For Capital Adequacy Purposes, Amount	62,777	57,367
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	125,371	114,593
For Capital Adequacy Purposes, Amount	$ 31,389	$ 28,684
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	17.24%	17.23%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	15.98%	15.98%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Common Equity Risk Based Capital [Abstract]
Tier 1 Capital Common Equity, Actual	$ 92,371
Tier 1 Capital Common Equity, Actual, Ratio	11.77%
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount	$ 31,389
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount, Ratio	4.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	$ 125,371	$ 114,593
For Capital Adequacy Purposes, Amount	$ 34,133	$ 32,460
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	14.69%	14.12%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Parke Bank
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 134,415	$ 123,609
For Capital Adequacy Purposes, Amount	62,777	57,426
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	78,471	71,783
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	124,528	114,664
For Capital Adequacy Purposes, Amount	31,388	28,713
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 47,082	$ 43,070
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	17.13%	17.22%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Total Risk Based Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	15.87%	15.97%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 Common Equity Risk Based Capital [Abstract]
Tier 1 Capital Common Equity, Actual	$ 124,528
Tier 1 Capital Common Equity, Actual, Ratio	15.87%
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount	$ 31,388
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount, Ratio	4.00%
Tier 1 Capital Common Equity, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 47,082
Tier 1 Capital Common Equity, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	$ 124,528	$ 114,664
For Capital Adequacy Purposes, Amount	34,133	32,150
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 42,666	$ 40,188
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	14.59%	14.27%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	5.00%	5.00%